Leases - Schedule of Maturity of Non-Cancelable Operating Leases (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Maturity of Non-Cancelable Operating Leases [Abstract]
2026	¥ 196,474,868	$ 28,095,533
2027	173,709,845	24,840,177
2028	145,306,405	20,778,540
2029	139,440,266	19,939,693
2030	129,785,268	18,559,046
Thereafter	698,704,398	99,913,400
Total future lease payments	1,483,421,050	212,126,389
Less: imputed interest	266,282,963	38,077,957
Total operating lease liabilities	¥ 1,217,138,087	$ 174,048,432	¥ 1,457,139,319